Property, plant and equipment, net - Additional information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, plant and equipment, net.
Depreciation expense	$ 22,332	$ 22,474	$ 32,983